NET INCOME (LOSS) PER SHARE	12 Months Ended
Feb. 29, 2012
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

13. NET INCOME (LOSS) PER SHARE

        The following table illustrates the dilutive impact on net income (loss) per share including the effect of outstanding options and warrants:

	Year Ended
	February 29, 2012	February 28, 2011
Basic Net Income (Loss) per share
Net Income (Loss) applicable to shareholders	(33,481)	2,007
Weighted average number of shares outstanding	35,506,689	35,812,507

Net Income (Loss) per share	$(0.94)	$0.06

Diluted Net Income (Loss) per share
Net Income (Loss)	(33,481)	2,007
Weighted average number of shares outstanding	35,506,689	35,812,507
Dilutive effect of warrants	—	11,284
Dilutive effect of stock options	—	918,170

Adjusted weighted average number of shares outstanding	35,506,689	36,741,961

Net Income (Loss) per share	$(0.94)	$0.05

        As at February 29, 2012, 2,396,079 options, 69,610 warrants and 400,983 shares with regards to the Company's contingent consideration were excluded from the net income (loss) per share calculation as they were anti-dilutive.